Consolidated statement of comprehensive income - GBP (£)		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018		Mar. 31, 2017
Disclosure of analysis of other comprehensive income by item [line items]
Profit after tax from continuing operations		£ 1,502,000,000	£ 3,549,000,000	[1]	£ 1,810,000,000
Items from continuing operations that will never be reclassified to profit or loss:
Remeasurement gains on pension assets and post-retirement benefit obligations		68,000,000	1,313,000,000	[1]	423,000,000
Net gains on financial liability designated at fair value through profit and loss attributable to changes in own credit risk		7,000,000	0	[1]	0
Net losses in respect of cash flow hedging of capital expenditure		(13,000,000)	0	[1]	0
Tax on items that will never be reclassified to profit or loss		(15,000,000)	(530,000,000)	[1]	(277,000,000)
Total items that will never be reclassified to profit or loss		47,000,000	783,000,000	[1]	146,000,000
Items from continuing operations that may be reclassified subsequently to profit or loss:
Exchange adjustments		347,000,000	(505,000,000)	[1]	346,000,000
Net (losses)/gains in respect of cash flow hedges and cost of hedging		(147,000,000)	19,000,000	[1]	70,000,000
Transferred from/(to) profit or loss in respect of cash flow hedges and cost of hedging		41,000,000	(3,000,000)	[1]	(6,000,000)
Net (losses)/gains on available-for-sale investments		0	(30,000,000)	[1]	81,000,000
Transferred to profit or loss on sale of available-for-sale investments		0	(73,000,000)	[1]	(25,000,000)
Net gains on investment in debt instruments measured at fair value through other comprehensive income		2,000,000	0	[1]	0
Share of other comprehensive income of associates, net of tax		1,000,000	0	[1]	0
Tax on items that may be reclassified subsequently to profit or loss		12,000,000	33,000,000	[1]	(34,000,000)
Total items that may be reclassified subsequently to profit or loss		256,000,000	(559,000,000)	[1]	432,000,000
Other comprehensive income for the year, net of tax from continuing operations		303,000,000	224,000,000	[1]	578,000,000
Other comprehensive income for the year, net of tax from discontinued operations	[2]	36,000,000	147,000,000	[1]	42,000,000
Other comprehensive income for the year, net of tax		339,000,000	371,000,000	[1]	620,000,000
Total comprehensive income for the year from continuing operations		1,805,000,000	3,773,000,000	[1]	2,388,000,000
Total comprehensive income for the year from discontinued operations		48,000,000	149,000,000	[1]	6,026,000,000
Total comprehensive income for the year		1,853,000,000	3,922,000,000	[1]	8,414,000,000
Attributable to:
Comprehensive income, attributable to equity shareholders of the parent		1,849,000,000	3,922,000,000	[1]	8,415,000,000
Comprehensive income, attributable to non-controlling interests		4,000,000	0		(1,000,000)
Net losses in respect of cash flow hedging of capital expenditure		(13,000,000)
Continuing operations
Attributable to:
Comprehensive income, attributable to equity shareholders of the parent		1,801,000,000	3,773,000,000	[1]	2,389,000,000
Comprehensive income, attributable to non-controlling interests		4,000,000	0	[1]	(1,000,000)
Discontinued operations
Items from continuing operations that will never be reclassified to profit or loss:
Remeasurement gains on pension assets and post-retirement benefit obligations		0	0		(75,000,000)
Tax on items that will never be reclassified to profit or loss		0	0		13,000,000
Total items that will never be reclassified to profit or loss		36,000,000	142,000,000		(62,000,000)
Items from continuing operations that may be reclassified subsequently to profit or loss:
Net (losses)/gains in respect of cash flow hedges and cost of hedging		0	0		(106,000,000)
Transferred from/(to) profit or loss in respect of cash flow hedges and cost of hedging		0	0		233,000,000
Share of other comprehensive income of associates, net of tax		0	5,000,000		0
Tax on items that may be reclassified subsequently to profit or loss		0	0		(23,000,000)
Total items that may be reclassified subsequently to profit or loss		0	5,000,000		104,000,000
Other comprehensive income for the year, net of tax		36,000,000	147,000,000		42,000,000
Total comprehensive income for the year		48,000,000	149,000,000		6,026,000,000
Attributable to:
Comprehensive income, attributable to equity shareholders of the parent		48,000,000	149,000,000	[1]	6,026,000,000
UK Gas Distribution (Cadent)
Attributable to:
Other comprehensive income, net of tax, gains (losses) on remeasurements of defined benefit plans		35,000,000	142,000,000		0
Net losses in respect of cash flow hedging of capital expenditure		£ 1,000,000	£ 5,000,000		£ 0

[1]	Comparatives for 2018 only have been re-presented to reflect the classification of our retained interest in Quadgas HoldCo Limited as a discontinued operation in the current period (see note 1C and note 10).
[2]	The other comprehensive income from discontinued operations relates to the items of other comprehensive income of Cadent (investment through Quadgas HoldCo Limited), comprising mainly £35 million (2018: £142 million; 2017: £nil) remeasurement gains on pension assets and post-retirement benefit obligations and a £1 million (2018: £5 million; 2017: £nil) net gain in respect of cash flow hedges. Both items are shown net of tax.